UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile II Portfolios

(Initial Class and Class L)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolios. Such offering is made only by the prospectus of the Portfolios, which includes details as to offering price and other information.

Maxim Conservative Profile II Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	40.90%
Fixed Interest Contract	22.35%
International Equity	7.10%
Large-Cap Equity	16.12%
Mid-Cap Equity	7.07%
Short-Term Bond	6.46%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12 - 6/29/12)

Initial Class
Actual	$1,000.00	$1,040.50	$2.35

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.43	$2.33

Class L
Actual	$1,000.00	$1,039.40	$3.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.23	$3.54

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.46% for the Initial Class shares and 0.71% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile II Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	32.93%
Fixed Interest Contract	21.91%
International Equity	11.09%
Large-Cap Equity	23.01%
Mid-Cap Equity	8.04%
Small-Cap Equity	3.02%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12 - 6/29/12)
Initial Class
Actual	$1,000.00	$1,048.40	$2.46

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.33	$2.43

Class L
Actual	$1,000.00	$1,047.40	$3.79

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.03	$3.74

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.49% for the Initial Class shares and 0.74% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile II Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	23.96%
Fixed Interest Contract	15.92%
International Equity	16.08%
Large-Cap Equity	27.98%
Mid-Cap Equity	10.02%
Small-Cap Equity	6.04%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12 - 6/29/12)

Initial Class
Actual	$1,000.00	$1,053.60	$2.46

Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.43

Class L
Actual	$1,000.00	$1,053.30	$3.70

Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.64

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.48% for the Initial Class shares and 0.73% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile II Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	17.92%
Fixed Interest Contract	8.92%
International Equity	19.13%
Large-Cap Equity	29.92%
Mid-Cap Equity	16.04%
Small-Cap Equity	8.07%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12 - 6/29/12)

Initial Class
Actual	$1,000.00	$1,060.10	$2.99

Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$2.93

Class L
Actual	$1,000.00	$1,058.70	$4.22

Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.14

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.58% for the Initial Class shares and 0.83% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile II Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
International Equity	27.10%
Large-Cap Equity	36.83%
Mid-Cap Equity	23.01%
Small-Cap Equity	13.06%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/12)	(6/29/12)	(1/1/12 - 6/29/12)

Initial Class
Actual	$1,000.00	$1,070.40	$3.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.53	$3.23

Class L
Actual	$1,000.00	$1,068.60	$4.65

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.23	$4.55

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.65% for the Initial Class shares and 0.90% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.55%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
3,135,444	Maxim Federated Bond Portfolio Initial Class(a)	$	34,270,403
2,460,787	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		19,686,296
2,034,236	Maxim Short Duration Bond Portfolio Initial Class(a)		21,196,742
3,658,260	Maxim Templeton Global Bond Portfolio Initial Class(a)		34,607,139
3,656,130	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)		45,665,059

TOTAL BOND MUTUAL FUNDS — 47.36% (Cost $152,865,857)		$	155,425,639

EQUITY MUTUAL FUNDS
914,946	Maxim American Century Growth Portfolio Initial Class(a)		9,899,713
894,383	Maxim Goldman Sachs MidCap Value Portfolio Initial Class(a)		9,408,913
743,405	Maxim Invesco ADR Portfolio Initial Class(a)		7,746,280
1,186,278	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		9,869,837
762,895	Maxim MFS International Growth Portfolio Initial Class(a)		7,789,162
956,873	Maxim MFS International Value Portfolio Initial Class(a)		7,750,673

Shares				Value

Equity Mutual Funds — (continued)
1,613,470		Maxim Putnam Equity Income Portfolio Initial Class(a)	$	16,538,064
1,087,721		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		16,587,741
253,461		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		4,425,421
752,604		Putnam Multi-Cap Value Fund A(a)		9,377,447

TOTAL EQUITY MUTUAL FUNDS — 30.29% (Cost $95,022,162)			$	99,393,251

Account Balance

FIXED INTEREST CONTRACT
73,362,263	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		73,362,263

TOTAL FIXED INTEREST CONTRACT — 22.36% (Cost $73,362,263)			$	73,362,263

TOTAL INVESTMENTS — 100.01% (Cost $321,250,282)			$	328,181,153

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(27,628)

TOTAL NET ASSETS — 100.00%			$	328,153,525

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
581,874	Maxim Federated Bond Portfolio Initial Class(a)	$	6,359,888
442,671	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		3,541,365
675,393	Maxim Templeton Global Bond Portfolio Initial Class(a)		6,389,217
565,725	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)		7,065,906

TOTAL BOND MUTUAL FUNDS — 32.94% (Cost $23,284,898)		$	23,356,376

EQUITY MUTUAL FUNDS
326,868	Maxim American Century Growth Portfolio Initial Class(a)		3,536,715
215,736	Maxim Goldman Sachs MidCap Value Portfolio Initial Class(a)		2,269,546
251,502	Maxim Invesco ADR Portfolio Initial Class(a)		2,620,651
102,544	Maxim Invesco Small-Cap Value Portfolio Initial Class(a)		1,073,634
424,266	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		3,529,890
50,539	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		1,071,414
256,594	Maxim MFS International Growth Portfolio Initial Class(a)		2,619,826

Shares				Value

Equity Mutual Funds — (continued)
324,074		Maxim MFS International Value Portfolio Initial Class(a)	$	2,625,000
450,196		Maxim Putnam Equity Income Portfolio Initial Class(a)		4,614,506
303,955		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		4,635,319
67,302		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		1,175,095
180,916		Putnam Multi-Cap Value Fund A(a)		2,254,207

TOTAL EQUITY MUTUAL FUNDS — 45.16% (Cost $31,224,140)			$	32,025,803

Account Balance

FIXED INTEREST CONTRACT
15,537,699	(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		15,537,699

TOTAL FIXED INTEREST CONTRACT — 21.91% (Cost $15,537,699)			$	15,537,699

TOTAL INVESTMENTS — 100.01% (Cost $70,046,737)			$	70,919,878

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(5,623)

TOTAL NET ASSETS — 100.00%			$	70,914,255

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
5,822,616	Maxim Federated Bond Portfolio Initial Class(a)	$	63,641,198
3,425,363	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		27,402,900
6,774,581	Maxim Templeton Global Bond Portfolio Initial Class(a)		64,087,536
5,093,702	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)		63,620,344

TOTAL BOND MUTUAL FUNDS — 23.97% (Cost $214,089,447)		$	218,751,978

EQUITY MUTUAL FUNDS
5,042,263	Maxim American Century Growth Portfolio Initial Class(a)		54,557,281
2,836,820	Maxim Goldman Sachs MidCap Value Portfolio Initial Class(a)		29,843,346
4,689,842	Maxim Invesco ADR Portfolio Initial Class(a)		48,868,151
1,315,704	Maxim Invesco Small-Cap Value Portfolio Initial Class(a)		13,775,420
6,530,061	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		54,330,112
648,693	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		13,752,300
4,793,192	Maxim MFS International Growth Portfolio Initial Class(a)		48,938,489
6,050,332	Maxim MFS International Value Portfolio Initial Class(a)		49,007,690

Shares				Value

Equity Mutual Funds — (continued)
7,140,355		Maxim Putnam Equity Income Portfolio Initial Class(a)	$	73,188,642
1,381,509		Maxim Small-Cap Growth Portfolio Initial Class(a)		27,588,734
4,808,296		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		73,326,518
1,826,003		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		31,882,007
2,387,155		Putnam Multi-Cap Value Fund A(a)		29,743,946

TOTAL EQUITY MUTUAL FUNDS — 60.12% (Cost $493,375,641)			$	548,802,636

Account Balance

FIXED INTEREST CONTRACT
145,285,770	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		145,285,770

TOTAL FIXED INTEREST CONTRACT — 15.92% (Cost $145,285,770)			$	145,285,770

TOTAL INVESTMENTS — 100.01% (Cost $852,750,858)			$	912,840,384

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(72,893)

TOTAL NET ASSETS — 100.00%			$	912,767,491

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
910,366	Maxim Federated Bond Portfolio Initial Class(a)	$	9,950,303
750,056	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		6,000,454
1,061,235	Maxim Templeton Global Bond Portfolio Initial Class(a)		10,039,280
796,500	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)		9,948,282

TOTAL BOND MUTUAL FUNDS — 17.93% (Cost $35,832,445)		$	35,938,319

EQUITY MUTUAL FUNDS
1,196,983	Maxim American Century Growth Portfolio Initial Class(a)		12,951,363
1,215,673	Maxim Goldman Sachs MidCap Value Portfolio Initial Class(a)		12,788,877
1,225,191	Maxim Invesco ADR Portfolio Initial Class(a)		12,766,496
482,186	Maxim Invesco Small-Cap Value Portfolio Initial Class(a)		5,048,486
1,549,041	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		12,888,019
237,862	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		5,042,668
1,253,191	Maxim MFS International Growth Portfolio Initial Class(a)		12,795,077
1,581,026	Maxim MFS International Value Portfolio Initial Class(a)		12,806,311

Shares				Value

Equity Mutual Funds — (continued)
1,661,754		Maxim Putnam Equity Income Portfolio Initial Class(a)	$	17,032,976
304,709		Maxim Small-Cap Growth Portfolio Initial Class(a)		6,085,036
1,122,297		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		17,115,025
381,726		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		6,664,939
1,020,211		Putnam Multi-Cap Value Fund A(a)		12,711,833

TOTAL EQUITY MUTUAL FUNDS — 73.16% (Cost $140,400,094)			$	146,697,106

Account Balance

FIXED INTEREST CONTRACT
17,887,889	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		17,887,889

TOTAL FIXED INTEREST CONTRACT — 8.92% (Cost $17,887,889)			$	17,887,889

TOTAL INVESTMENTS — 100.01% (Cost $194,120,428)			$	200,523,314

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(15,448)

TOTAL NET ASSETS — 100.00%			$	200,507,866

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
4,146,375	Maxim American Century Growth Portfolio Initial Class(a)	$	44,863,782
4,651,306	Maxim Goldman Sachs MidCap Value Portfolio Initial Class(a)		48,931,740
4,609,499	Maxim Invesco ADR Portfolio Initial Class(a)		48,030,978
2,041,182	Maxim Invesco Small-Cap Value Portfolio Initial Class(a)		21,371,177
5,368,312	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		44,664,356
1,006,932	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		21,346,948
4,705,276	Maxim MFS International Growth Portfolio Initial Class(a)		48,040,872
5,941,602	Maxim MFS International Value Portfolio Initial Class(a)		48,126,980
5,186,791	Maxim Putnam Equity Income Portfolio Initial Class(a)		53,164,611

Shares			Value

Equity Mutual Funds — (continued)
1,339,630	Maxim Small-Cap Growth Portfolio Initial Class(a)	$	26,752,408
3,495,283	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		53,303,066
1,414,610	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		24,699,084
3,918,377	Putnam Multi-Cap Value Fund A(a)		48,822,972

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $476,398,511)		$	532,118,974

TOTAL INVESTMENTS — 100.01% (Cost $476,398,511)		$	532,118,974

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(41,157)

TOTAL NET ASSETS — 100.00%		$	532,077,817

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim Conservative Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio	Maxim Moderate Profile II Portfolio

ASSETS:
Investments at market value, affiliated(a)	$328,181,153	$70,919,878	$912,840,384
Subscriptions receivable	715,502	303,259	943,667
Receivable for investments sold	543,901	–	2,564,410

Total Assets	329,440,556	71,223,137	916,348,461

LIABILITIES:
Payable to investment adviser	25,389	5,457	70,888
Redemptions payable	895,343	18,329	3,433,137
Payable for investments purchased	364,060	284,929	74,941
Payable for distribution fees	2,239	167	2,004

Total Liabilities	1,287,031	308,882	3,580,970

NET ASSETS	$328,153,525	$70,914,255	$912,767,491

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,864,453	$843,445	$12,533,739
Paid-in capital in excess of par	341,809,937	76,068,604	1,009,079,580
Net unrealized appreciation on investments	6,930,871	873,141	60,089,526
Undistributed net investment income	4,885,932	381,354	9,958,864
Accumulated net realized loss on investments	(29,337,668)	(7,252,289)	(178,894,218)

TOTAL NET ASSETS
Initial Class	$314,635,041	$69,917,086	$901,287,087

Class L	$13,518,484	$997,169	$11,480,404

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	100,000,000	200,000,000
Class L	35,000,000	35,000,000	35,000,000
Issued and Outstanding
Initial Class	37,204,607	8,324,475	124,115,779
Class L	1,439,923	109,971	1,221,614

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.46	$8.40	$7.26

Class L	$9.39	$9.07	$9.40

(a) Cost of investments, affiliated	$321,250,282	$70,046,737	$852,750,858

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim Moderately Aggressive Profile II Portfolio	Maxim Aggressive Profile II Portfolio

ASSETS:
Investments at market value, affiliated(a)	$200,523,314	$532,118,974
Subscriptions receivable	409,318	493,780
Receivable for investments sold	–	1,077,083

Total Assets	200,932,632	533,689,837

LIABILITIES:
Payable to investment adviser	15,324	40,738
Redemptions payable	326,950	1,554,555
Payable for investments purchased	82,368	16,308
Payable for distribution fees	124	419

Total Liabilities	424,766	1,612,020

NET ASSETS	$200,507,866	$532,077,817

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,685,549	$7,748,416
Paid-in capital in excess of par	215,131,404	597,353,629
Net unrealized appreciation on investments	6,402,886	55,720,463
Underdistributed (overdistributed) net investment income	403,230	(20,149)
Accumulated net realized loss on investments	(24,115,203)	(128,724,542)

TOTAL NET ASSETS
Initial Class	$199,761,424	$529,571,385

Class L	$746,442	$2,506,432

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	175,000,000
Class L	35,000,000	35,000,000
Issued and Outstanding
Initial Class	26,765,336	77,228,399
Class L	90,149	255,765

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$7.46	$6.86

Class L	$8.28	$9.80

(a) Cost of investments, affiliated	$194,120,428	$476,398,511

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim Conservative Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio	Maxim Moderate Profile II Portfolio

INVESTMENT INCOME:
Interest, affiliated	$593,395	$126,372	$1,225,421
Dividends, affiliated	2,339,616	412,267	4,392,485

Total Income	2,933,011	538,639	5,617,906

EXPENSES:
Management fees	155,778	33,924	452,305
Distribution fees - Class L	8,197	885	7,419

Total Expenses	163,975	34,809	459,724

Less amount waived by distributor - Class L	11	17	8

Net Expenses	163,964	34,792	459,716

NET INVESTMENT INCOME	2,769,047	503,847	5,158,190

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,858,289	87,329	8,525,108
Change in net unrealized appreciation on investments	7,501,202	2,428,082	32,604,628

Net Realized and Unrealized Gain on Investments	9,359,491	2,515,411	41,129,736

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,128,538	$3,019,258	$46,287,926

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim Moderately Aggressive Profile II Portfolio	Maxim Aggressive Profile II Portfolio

INVESTMENT INCOME:
Interest, affiliated	$149,745	$–
Dividends, affiliated	858,794	1,174,808

Total Income	1,008,539	1,174,808

EXPENSES:
Management fees	98,059	267,545
Distribution fees - Class L	538	1,333

Total Expenses	98,597	268,878

Less amount waived by distributor - Class L	16	17

Net Expenses	98,581	268,861

NET INVESTMENT INCOME	909,958	905,947

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	1,079,993	(292,633)
Change in net unrealized appreciation on investments	8,993,772	34,896,327

Net Realized and Unrealized Gain on Investments	10,073,765	34,603,694

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,983,723	$35,509,641

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Conservative Profile II Portfolio

OPERATIONS:
Net investment income	$2,769,047	$7,948,199
Net realized gain on investments, affiliated	1,858,289	16,994,704
Capital gain distributions received, affiliated	–	3,555,373
Change in net unrealized appreciation (depreciation) on investments	7,501,202	(24,803,497)

Net Increase in Net Assets Resulting from Operations	12,128,538	3,694,779

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,644,367)	(6,675,109)
Class L	(91,293)	(48,965)

From net investment income	(2,735,660)	(6,724,074)

From net realized gains
Initial Class	–	(20,951,695)
Class L	–	(124,595)

From net realized gains	0	(21,076,290)

Total Distributions	(2,735,660)	(27,800,364)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	74,564,448	142,472,920
Class L	14,253,792	2,512,573
Shares issued in reinvestment of distributions
Initial Class	2,644,367	27,626,804
Class L	91,293	173,560
Shares redeemed
Initial Class	(67,106,999)	(163,458,784)
Class L	(3,195,262)	(189,253)

Net Increase in Net Assets Resulting from Capital Share Transactions	21,251,639	9,137,820

Total Increase (Decrease) in Net Assets	30,644,517	(14,967,765)

NET ASSETS:
Beginning of period	297,509,008	312,476,773

End of period (a)	$328,153,525	$297,509,008

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	8,791,698	15,906,444
Class L	1,512,552	257,763
Shares issued in reinvestment of distributions
Initial Class	316,691	3,320,447
Class L	9,848	19,073
Shares redeemed
Initial Class	(7,918,654)	(18,242,006)
Class L	(339,813)	(19,500)

Net Increase	2,372,322	1,242,221

(a) Including undistributed net investment income:	$4,885,932	$4,852,545

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Moderately Conservative Profile II Portfolio

OPERATIONS:
Net investment income	$503,847	$1,423,861
Net realized gain on investments, affiliated	87,329	5,033,956
Capital gain distributions received, affiliated	–	1,215,588
Change in net unrealized appreciation (depreciation) on investments	2,428,082	(7,572,433)

Net Increase in Net Assets Resulting from Operations	3,019,258	100,972

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(491,386)	(3,503,467)
Class L	(5,284)	(28,234)

From net investment income	(496,670)	(3,531,701)

From net realized gains
Initial Class	–	(4,531,013)
Class L	–	(25,732)

From net realized gains	0	(4,556,745)

Total Distributions	(496,670)	(8,088,446)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	14,476,487	28,329,787
Class L	651,439	518,824
Shares issued in reinvestment of distributions
Initial Class	491,386	8,034,480
Class L	5,284	53,966
Shares redeemed
Initial Class	(10,245,735)	(56,548,898)
Class L	(193,051)	(6,828)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,185,810	(19,618,669)

Total Increase (Decrease) in Net Assets	7,708,398	(27,606,143)

NET ASSETS:
Beginning of period	63,205,857	90,812,000

End of period (a)	$70,914,255	$63,205,857

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	1,724,405	3,064,117
Class L	70,893	54,416
Shares issued in reinvestment of distributions
Initial Class	59,562	977,434
Class L	593	6,189
Shares redeemed
Initial Class	(1,224,404)	(6,091,123)
Class L	(21,406)	(714)

Net Increase (Decrease)	609,643	(1,989,681)

(a) Including undistributed net investment income:	$381,354	$374,177

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Moderate Profile II Portfolio

OPERATIONS:
Net investment income	$5,158,190	$17,587,032
Net realized gain on investments, affiliated	8,525,108	50,456,028
Capital gain distributions received, affiliated	–	20,942,584
Change in net unrealized appreciation (depreciation) on investments	32,604,628	(97,213,427)

Net Increase (Decrease) in Net Assets Resulting from Operations	46,287,926	(8,227,783)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(5,053,446)	(15,824,188)
Class L	(42,670)	(19,036)

From net investment income	(5,096,116)	(15,843,224)

From net realized gains
Initial Class	–	(70,676,296)
Class L	–	(68,158)

From net realized gains	0	(70,744,454)

Total Distributions	(5,096,116)	(86,587,678)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	160,616,539	310,574,939
Class L	12,229,177	1,558,441
Shares issued in reinvestment of distributions
Initial Class	5,053,446	86,500,484
Class L	42,670	87,194
Shares redeemed
Initial Class	(168,525,642)	(475,878,309)
Class L	(2,174,524)	(220,520)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,241,666	(77,377,771)

Total Increase (Decrease) in Net Assets	48,433,476	(172,193,232)

NET ASSETS:
Beginning of period	864,334,015	1,036,527,247

End of period (a)	$912,767,491	$864,334,015

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	22,019,823	40,052,135
Class L	1,296,889	165,033
Shares issued in reinvestment of distributions
Initial Class	711,753	12,333,497
Class L	4,643	9,721
Shares redeemed
Initial Class	(23,153,215)	(61,258,534)
Class L	(231,368)	(23,304)

Net Increase (Decrease)	648,525	(8,721,452)

(a) Including undistributed net investment income:	$9,958,864	$9,896,790

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Moderately Aggressive Profile II Portfolio

OPERATIONS:
Net investment income	$909,958	$3,097,718
Net realized gain on investments, affiliated	1,079,993	30,143,273
Capital gain distributions received, affiliated	–	4,807,354
Change in net unrealized appreciation (depreciation) on investments	8,993,772	(41,146,276)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,983,723	(3,097,931)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(903,489)	(15,412,647)
Class L	(2,558)	(8,447)

From net investment income	(906,047)	(15,421,094)

From net realized gains
Initial Class	–	(24,955,735)
Class L	–	(10,868)

From net realized gains	0	(24,966,603)

Total Distributions	(906,047)	(40,387,697)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	33,063,653	79,982,600
Class L	662,376	113,808
Shares issued in reinvestment of distributions
Initial Class	903,489	40,368,382
Class L	2,558	19,315
Shares redeemed
Initial Class	(30,010,768)	(192,837,845)
Class L	(38,939)	–

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,582,369	(72,353,740)

Total Increase (Decrease) in Net Assets	14,660,045	(115,839,368)

NET ASSETS:
Beginning of period	185,847,821	301,687,189

End of period (a)	$200,507,866	$185,847,821

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	4,418,714	8,746,366
Class L	79,982	12,133
Shares issued in reinvestment of distributions
Initial Class	124,447	5,578,640
Class L	317	2,457
Shares redeemed
Initial Class	(4,031,340)	(20,904,904)
Class L	(4,740)	–

Net Increase (Decrease)	587,380	(6,565,308)

(a) Including undistributed net investment income:	$403,230	$399,319

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Aggressive Profile II Portfolio

OPERATIONS:
Net investment income	$905,947	$5,061,480
Net realized loss from investments, affiliated	(292,633)	(12,920,619)
Capital gain distributions received, affiliated	–	17,626,054
Change in net unrealized appreciation (depreciation) on investments	34,896,327	(32,714,236)

Net Increase (Decrease) in Net Assets Resulting from Operations	35,509,641	(22,947,321)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(923,786)	(5,882,787)
Class L	(2,310)	(3,072)

From net investment income	(926,096)	(5,885,859)

From net realized gains
Initial Class	–	(8,993,805)
Class L	–	(2,206)

From net realized gains	0	(8,996,011)

Total Distributions	(926,096)	(14,881,870)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	91,172,540	200,041,808
Class L	2,813,255	533,362
Shares issued in reinvestment of distributions
Initial Class	923,786	14,876,592
Class L	2,310	5,278
Shares redeemed
Initial Class	(108,517,846)	(294,336,202)
Class L	(719,206)	(171,360)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,325,161)	(79,050,522)

Total Increase (Decrease) in Net Assets	20,258,384	(116,879,713)

NET ASSETS:
Beginning of period	511,819,433	628,699,146

End of period (a)	$532,077,817	$511,819,433

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	13,221,015	29,076,709
Class L	287,921	58,072
Shares issued in reinvestment of distributions
Initial Class	139,756	2,342,567
Class L	244	574
Shares redeemed
Initial Class	(15,781,455)	(42,669,619)
Class L	(72,332)	(18,714)

Net Decrease	(2,204,851)	(11,210,411)

(a) Including (overdistributed) net investment income:	$(20,149)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Conservative Profile II Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.20		$8.92	$8.56	$7.48	$9.29	$9.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.23	0.20	0.23	0.35	0.30
Capital gain distributions received	–		0.10	0.03	0.02	0.14	0.20
Net realized and unrealized gain (loss)	0.27		(0.22)	0.53	1.26	(1.73)	0.01

Total Income (Loss) From Investment Operations	0.33		0.11	0.76	1.51	(1.24)	0.51

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.20)	(0.20)	(0.24)	(0.34)	(0.30)
From net realized gains	–		(0.63)	(0.20)	(0.19)	(0.23)	(0.42)

Total Distributions	(0.07)		(0.83)	(0.40)	(0.43)	(0.57)	(0.72)

NET ASSET VALUE, END OF PERIOD	$8.46		$8.20	$8.92	$8.56	$7.48	$9.29

TOTAL RETURN(a)	4.05%	(b)	1.29%	9.02%	20.51%	(13.67%)	5.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$314,635		$295,168	$312,477	$254,750	$195,710	$234,332
Ratio of expenses to average net assets(c)	0.10%	(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.68%	(d)	2.74%	2.31%	2.92%	4.05%	3.23%
Portfolio turnover rate	9%	(b)	35%	33%	32%	52%	27%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the underlying investments in which the Portfolio invests.
(d)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29,
	2012 (Unaudited)		2011 (a)
Maxim Conservative Profile II Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.10		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22		0.11
Capital gain distributions received	–		0.09
Net realized and unrealized gain (loss)	0.14		(0.38)

Total Income (Loss) From Investment Operations	0.36		(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.20)
From net realized gains	–		(0.52)

Total Distributions	(0.07)		(0.72)

NET ASSET VALUE, END OF PERIOD	$9.39		$9.10

TOTAL RETURN(b) (d)	3.94%	(c)	(1.74%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13,518		$2,341
Ratio of expenses to average net assets(e)
Before waiver	0.35%	(f)	0.35%	(f)
After waiver	0.35%	(f)	0.34%	(f)
Ratio of net investment income to average net assets
Before waiver	6.11%	(f)	10.76%	(f)
After waiver	6.11%	(f)	10.77%	(f)
Portfolio turnover rate(g)	9%	(c)	35%	(c)

(a)	Class L inception date was July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Moderately Conservative Profile II Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.07		$9.25	$8.98	$7.71	$10.14	$10.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.51	0.16	0.26	0.29	0.28
Capital gain distributions received	–		0.16	0.04	0.02	0.20	0.37
Net realized and unrealized gain (loss)	0.33		(0.68)	0.71	1.43	(2.27)	0.01

Total Income (Loss) From Investment Operations	0.39		(0.01)	0.91	1.71	(1.78)	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.51)	(0.16)	(0.27)	(0.28)	(0.28)
From net realized gains	–		(0.66)	(0.48)	(0.17)	(0.37)	(0.66)

Total Distributions	(0.06)		(1.17)	(0.64)	(0.44)	(0.65)	(0.94)

NET ASSET VALUE, END OF PERIOD	$8.40		$8.07	$9.25	$8.98	$7.71	$10.14

TOTAL RETURN(a)	4.84%	(b)	(0.02%)	10.31%	22.30%	(18.16%)	6.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$69,917		$62,684	$90,812	$38,516	$27,892	$28,303
Ratio of expenses to average net assets(c)	0.10%	(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.47%	(d)	2.40%	1.91%	2.11%	3.53%	2.80%
Portfolio turnover rate	10%	(b)	52%	36%	59%	64%	61%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the underlying investments in which the Portfolio invests.
(d)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011 (a)
Maxim Moderately Conservative Profile II Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.62
Capital gain distributions received	–		0.14
Net realized and unrealized gain (loss)	0.36		(1.04)

Total Income (Loss) From Investment Operations	0.41		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.53)
From net realized gains	–		(0.48)

Total Distributions	(0.05)		(1.01)

NET ASSET VALUE, END OF PERIOD	$9.07		$8.71

TOTAL RETURN(b) (d)	4.74%	(c)	(2.86%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$997		$522
Ratio of expenses to average net assets(e)
Before waiver	0.35%	(f)	0.35%	(f)
After waiver	0.34%	(f)	0.33%	(f)
Ratio of net investment income to average net assets
Before waiver	2.83%	(f)	6.05%	(f)
After waiver	2.83%	(f)	6.07%	(f)
Portfolio turnover rate(g)	10%	(c)	52%	(c)

(a)	Class L inception date was July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Moderate Profile II Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$6.93		$7.77	$7.21	$6.08	$8.72	$9.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.16	0.11	0.12	0.21	0.21
Capital gain distributions received	–		0.17	0.04	0.02	0.21	0.40
Net realized and unrealized gain (loss)	0.33		(0.41)	0.68	1.34	(2.36)	0.02

Total Income (Loss) From Investment Operations	0.37		(0.08)	0.83	1.48	(1.94)	0.63

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.14)	(0.11)	(0.12)	(0.21)	(0.21)
From net realized gains	–		(0.62)	(0.16)	(0.23)	(0.49)	(0.79)

Total Distributions	(0.04)		(0.76)	(0.27)	(0.35)	(0.70)	(1.00)

NET ASSET VALUE, END OF PERIOD	$7.26		$6.93	$7.77	$7.21	$6.08	$8.72

TOTAL RETURN(a)	5.36%	(b)	(1.05%)	11.57%	24.67%	(23.14%)	7.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$901,287		$862,977	$1,036,527	$857,765	$793,846	$1,118,812
Ratio of expenses to average net assets(c)	0.10%	(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.12%	(d)	1.94%	1.47%	1.66%	2.73%	2.34%
Portfolio turnover rate	8%	(b)	34%	31%	25%	54%	23%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the underlying investments in which the Portfolio invests.
(d)	Annualized.

See	notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011 (a)
Maxim Moderate Profile II Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.10
Capital gain distributions received	–		0.17
Net realized and unrealized gain (loss)	0.34		(0.66)

Total Income (Loss) From Investment Operations	0.48		(0.39)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.14)
From net realized gains	–		(0.51)

Total Distributions	(0.04)		(0.65)

NET ASSET VALUE, END OF PERIOD	$9.40		$8.96

TOTAL RETURN(b) (d)	5.33%	(c)	(3.87%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$11,480		$1,357
Ratio of expenses to average net assets(e)
Before waiver	0.35%	(f)	0.35%	(f)
After waiver	0.35%	(f)	0.34%	(f)
Ratio of net investment income to average net assets
Before waiver	4.04%	(f)	8.10%	(f)
After waiver	4.04%	(f)	8.12%	(f)
Portfolio turnover rate(g)	8%	(c)	34%	(c)

(a)	Class L inception date was July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See	notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Moderately Aggressive Profile II Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$7.07		$9.19	$8.41	$6.65	$10.47	$10.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.73	0.12	0.12	0.23	0.26
Capital gain distributions received	–		0.18	0.05	0.02	0.25	0.57
Net realized and unrealized gain (loss)	0.39		(1.11)	0.94	1.78	(3.51)	(0.04)

Total Income (Loss) From Investment Operations	0.42		(0.20)	1.11	1.92	(3.03)	0.79

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.73)	(0.12)	(0.13)	(0.22)	(0.26)
From net realized gains	–		(1.19)	(0.21)	(0.03)	(0.57)	(1.01)

Total Distributions	(0.03)		(1.92)	(0.33)	(0.16)	(0.79)	(1.27)

NET ASSET VALUE, END OF PERIOD	$7.46		$7.07	$9.19	$8.41	$6.65	$10.47

TOTAL RETURN(a)	6.01%	(b)	(2.10%)	13.35%	28.93%	(30.25%)	7.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$199,761		$185,733	$301,687	$114,380	$68,352	$95,203
Ratio of expenses to average net assets(c)	0.10%	(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	0.93%	(d)	1.75%	1.48%	1.68%	2.78%	2.35%
Portfolio turnover rate	10%	(b)	54%	26%	36%	72%	42%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the underlying investments in which the Portfolio invests.
(d)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011 (a)
Maxim Moderately Aggressive Profile II Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$7.85		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.75
Capital gain distributions received	–		0.16
Net realized and unrealized gain (loss)	0.43		(1.39)

Total Income (Loss) From Investment Operations	0.46		(0.48)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.73)
From net realized gains	–		(0.94)

Total Distributions	(0.03)		(1.67)

NET ASSET VALUE, END OF PERIOD	$8.28		$7.85

TOTAL RETURN(b) (d)	5.87%	(c)	(4.75%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$746		$115
Ratio of expenses to average net assets(e)
Before waiver	0.35%	(f)	0.35%	(f)
After waiver	0.34%	(f)	0.31%	(f)
Ratio of net investment income to average net assets
Before waiver	1.83%	(f)	5.15%	(f)
After waiver	1.83%	(f)	5.18%	(f)
Portfolio turnover rate(g)	10%	(c)	54%	(c)

(a)	Class L inception date was July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Aggressive Profile II Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$6.42		$6.92	$6.03	$4.66	$8.67	$9.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.07	0.05	0.05	0.06	0.12
Capital gain distributions received	–		0.22	0.04	0.01	0.23	0.64
Net realized and unrealized gain (loss)	0.44		(0.61)	0.87	1.47	(3.53)	(0.10)

Total Income (Loss) From Investment Operations	0.45		(0.32)	0.96	1.53	(3.24)	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.07)	(0.05)	(0.05)	(0.06)	(0.12)
From net realized gains	–		(0.11)	(0.02)	(0.11)	(0.71)	(1.12)

Total Distributions	(0.01)		(0.18)	(0.07)	(0.16)	(0.77)	(1.24)

NET ASSET VALUE, END OF PERIOD	$6.86		$6.42	$6.92	$6.03	$4.66	$8.67

TOTAL RETURN(a)	7.04%	(b)	(4.44%)	15.95%	33.02%	(39.90%)	7.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$529,571		$511,453	$628,699	$539,215	$407,567	$754,558
Ratio of expenses to average net assets(c)	0.10%	(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	0.34%	(d)	0.91%	0.78%	0.83%	0.90%	1.26%
Portfolio turnover rate	4%	(b)	34%	30%	23%	59%	17%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the underlying investments in which the Portfolio invests.
(d)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011 (a)
Maxim Aggressive Profile II Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.18		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.08
Capital gain distributions received	–		0.26
Net realized and unrealized gain (loss)	0.62		(1.02)

Total Income (Loss) From Investment Operations	0.63		(0.68)

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.08)
From net realized gains	–		(0.06)

Total Distributions	(0.01)		(0.14)

NET ASSET VALUE, END OF PERIOD	$9.80		$9.18

TOTAL RETURN(b) (d)	6.86%	(c)	(6.86%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,506		$367
Ratio of expenses to average net assets(e)
Before waiver	0.35%	(f)	0.35%	(f)
After waiver	0.35%	(f)	0.31%	(f)
Ratio of net investment income to average net assets
Before waiver	0.66%	(f)	6.41%	(f)
After waiver	0.66%	(f)	6.44%	(f)
Portfolio turnover rate(g)	4%	(c)	34%	(c)

(a)	Class L inception date was July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Conservative Profile II, Maxim Moderately Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Aggressive Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio and to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Portfolios offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of each Portfolio by the number of issued and outstanding shares of each class of each Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between levels as of the beginning of the reporting period.

Maxim Conservative Profile II Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$155,425,639	$—	$—	$155,425,639
Equity Mutual Funds	99,393,251	—	—	99,393,251
Fixed Interest Contract	—	—	73,362,263	73,362,263

Total Investments	$254,818,890	$0	$73,362,263	$328,181,153

Maxim Moderately Conservative Profile II Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$23,356,376	$—	$—	$23,356,376
Equity Mutual Funds	32,025,803	—	—	32,025,803
Fixed Interest Contract	—	—	15,537,699	15,537,699

Total Investments	$55,382,179	$0	$15,537,699	$70,919,878

Maxim Moderate Profile II Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$218,751,978	$—	$—	$218,751,978
Equity Mutual Funds	548,802,636	—	—	548,802,636
Fixed Interest Contract	—	—	145,285,770	145,285,770

Total Investments	$767,554,614	$0	$145,285,770	$912,840,384

Maxim Moderately Aggressive Profile II Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$35,938,319	$—	$—	$35,938,319
Equity Mutual Funds	146,697,106	—	—	146,697,106
Fixed Interest Contract	—	—	17,887,889	17,887,889

Total Investments	$182,635,425	$0	$17,887,889	$200,523,314

Maxim Aggressive Profile II Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$532,118,974	$—	$—	$532,118,974

Total Investments	$532,118,974	$0	$0	$532,118,974

The following is a reconciliation of change in Level 3 assets during the period ended June 29, 2012:

	Maxim Conservative Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio	Maxim Moderate Profile II Portfolio	Maxim Moderately Aggressive Profile II Portfolio
Beginning Balance, January 1, 2012	$66,826,421	$13,866,511	$137,891,791	16,660,276
Total realized gains (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest	593,395	126,372	1,225,421	149,745
Purchases	10,286,235	2,845,676	18,801,037	3,418,165
Sales	(4,343,788)	(1,300,860)	(12,632,479)	(2,340,297)
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	–	–	–	–

Ending Balance, June 29, 2012	$73,362,263	$15,537,699	$145,285,770	17,887,889

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Portfolios consider the credit risk input to be an unobservable input. As of June 29, 2012, the input to the internal model related to credit risk was not significant to the fair value measurement. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates.

Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Portfolios may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolios State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolios adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Portfolios or the results of their operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company. As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Fund permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the period ended June 29, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended June 29, 2012, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Conservative Profile II Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012

Great-West Life & Annuity Contract	73,362,263	$ 66,826,421	$10,286,235	$4,344,018	$—	$593,395	$73,362,263
Maxim American Century Growth
Portfolio Initial Class	914,946	8,928,160	1,333,993	1,175,862	75,701	20,780	9,899,713
Maxim Federated Bond Portfolio
Initial Class	3,135,444	31,257,001	5,135,152	2,309,832	289,766	412,634	34,270,403
Maxim Goldman Sachs MidCap Value
Portfolio
Initial Class	894,383	8,434,478	1,323,528	596,051	412,033	31,092	9,408,913
Maxim Invesco ADR Portfolio
Initial Class	743,405	6,945,170	1,747,558	992,747	(85,223)	—	7,746,280
Maxim Janus Large Cap Growth
Portfolio Initial Class	1,186,278	8,948,474	1,229,628	1,802,158	(401,360)	—	9,869,837
Maxim MFS International Growth
Portfolio Initial Class	762,895	6,976,534	1,513,831	1,127,646	34,616	—	7,789,162
Maxim MFS International Value
Portfolio Initial Class	956,873	6,949,707	1,105,720	608,164	147,720	—	7,750,673
Maxim Putnam Equity Income
Portfolio Initial Class	1,613,470	14,907,474	2,787,494	1,920,431	71,893	106,483	16,538,064
Maxim Putnam High Yield Bond
Portfolio Initial Class	2,460,787	17,878,033	2,308,796	1,085,231	142,154	511,502	19,686,296
Maxim Short Duration Bond Portfolio
Initial Class	2,034,236	19,314,848	3,053,522	1,272,023	111,167	184,489	21,196,742
Maxim T. Rowe Price Equity/Income
Portfolio Initial Class	1,087,721	14,902,366	2,400,711	1,373,956	429,243	153,768	16,587,741
Maxim T. Rowe Price MidCap Growth
Portfolio Initial Class	253,461	3,990,845	627,814	477,044	19,522	—	4,425,421
Maxim Templeton Global Bond
Portfolio Initial Class	3,658,260	31,184,030	3,924,032	1,789,798	148,447	336,212	34,607,139
Maxim U.S. Government Mortgage
Securities Portfolio Initial Class	3,656,130	41,668,037	7,286,503	3,457,747	85,880	582,656	45,665,059
Putnam Multi-Cap Value Fund A	752,604	8,422,916	1,664,084	844,061	376,730	—	9,377,447

					$1,858,289	$2,933,011	$328,181,153

Maxim Moderately Conservative Profile II Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012

Great-West Life & Annuity Contract	15,537,699	$13,866,511	$2,845,676	$1,300,860	$—	$126,372	$15,537,699
Maxim American Century Growth Portfolio
Initial Class	326,868	3,153,237	439,693	350,201	21,031	7,465	3,536,715
Maxim Federated Bond Portfolio
Initial Class	581,874	5,684,338	1,139,935	526,082	25,684	76,554	6,359,888
Maxim Goldman Sachs MidCap Value Portfolio
Initial Class	215,736	2,015,046	318,475	185,711	34,592	7,515	2,269,546
Maxim Invesco ADR Portfolio
Initial Class	251,502	2,327,432	623,398	341,941	(32,742)	—	2,620,651
Maxim Invesco Small-Cap Value
Portfolio Initial Class	102,544	943,073	159,941	102,232	8,804	1,770	1,073,634
Maxim Janus Large Cap Growth
Portfolio Initial Class	424,266	3,158,597	458,256	628,391	(152,263)	—	3,529,890
Maxim Loomis Sayles Small-Cap Value
Portfolio Initial Class	50,539	944,770	178,034	90,788	18,970	2,418	1,071,414
Maxim MFS International Growth
Portfolio Initial Class	256,594	2,330,456	553,374	390,311	25,749	—	2,619,826
Maxim MFS International Value
Portfolio Initial Class	324,074	2,327,817	454,884	271,199	37,560	—	2,625,000
Maxim Putnam Equity Income
Portfolio Initial Class	450,196	4,139,493	742,556	479,977	11,219	29,822	4,614,506
Maxim Putnam High Yield Bond
Portfolio Initial Class	442,671	3,161,507	502,575	240,337	12,557	91,793	3,541,365
Maxim T. Rowe Price Equity/Income
Portfolio Initial Class	303,955	4,129,772	661,733	428,531	25,300	43,042	4,635,319
Maxim T. Rowe Price MidCap Growth
Portfolio Initial Class	67,302	1,047,495	158,144	101,310	8,499	—	1,175,095
Maxim Templeton Global Bond
Portfolio Initial Class	675,393	5,670,306	810,258	354,166	(5,298)	61,765	6,389,217
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	565,725	6,312,446	1,386,352	660,185	11,613	90,123	7,065,906
Putnam Multi-Cap Value Fund A	180,916	1,998,957	390,425	217,316	36,054	—	2,254,207

					$87,329	$538,639	$70,919,878

Maxim Moderate Profile II Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012

Great-West Life & Annuity Contract	145,285,770	$137,891,791	$18,801,037	$12,632,479	$—	$1,225,421	$145,285,770
Maxim American Century Growth
Portfolio Initial Class	5,042,263	51,809,971	2,035,136	4,164,216	285,987	116,166	54,557,281
Maxim Federated Bond Portfolio
Initial Class	5,822,616	60,512,727	8,715,545	5,788,284	744,893	785,828	63,641,198
Maxim Goldman Sachs MidCap Value
Portfolio
Initial Class	2,836,820	28,184,083	1,498,586	942,207	1,063,905	99,797	29,843,346
Maxim Invesco ADR Portfolio Initial Class	4,689,842	46,160,589	5,856,771	3,449,311	(672,662)	—	48,868,151
Maxim Invesco Small-Cap Value
Portfolio Initial Class	1,315,704	12,910,601	700,801	726,080	209,140	22,823	13,775,420
Maxim Janus Large Cap Growth
Portfolio Initial Class	6,530,061	51,891,226	2,263,192	7,819,560	(1,569,370)	—	54,330,112
Maxim Loomis Sayles Small-Cap
Value Portfolio Initial Class	648,693	12,954,023	835,486	512,488	312,421	31,058	13,752,300
Maxim MFS International Growth
Portfolio Initial Class	4,793,192	46,267,090	3,987,603	3,091,437	1,204,000	—	48,938,489
Maxim MFS International Value
Portfolio Initial Class	6,050,332	46,205,660	2,922,408	1,811,401	1,233,867	—	49,007,690
Maxim Putnam Equity Income
Portfolio Initial Class	7,140,355	69,419,534	5,640,638	5,506,932	180,405	475,189	73,188,642
Maxim Putnam High Yield Bond
Portfolio Initial Class	3,425,363	25,960,213	2,665,319	1,905,488	397,382	715,200	27,402,900
Maxim Small-Cap Growth Portfolio Initial Class	1,381,509	25,716,258	1,538,611	1,446,186	242,925	—	27,588,734
Maxim T. Rowe Price Equity/Income
Portfolio Initial Class	4,808,296	69,366,433	4,104,329	3,263,462	1,855,153	686,731	73,326,518
Maxim T. Rowe Price MidCap Growth
Portfolio Initial Class	1,826,003	30,259,245	1,170,290	885,831	939,483	—	31,882,007
Maxim Templeton Global Bond
Portfolio Initial Class	6,774,581	60,325,882	4,180,943	2,625,928	561,414	625,584	64,087,536
Maxim U.S. Government Mortgage
Securities Portfolio Initial Class	5,093,702	60,470,110	9,413,164	6,505,409	139,021	834,109	63,620,344
Putnam Multi-Cap Value Fund A	2,387,155	28,101,828	2,385,476	1,035,563	1,397,144	—	29,743,946

					$8,525,108	$5,617,906	$912,840,384

Maxim Moderately Aggressive Profile II Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012

Great-West Life & Annuity Contract	17,887,889	$ 16,660,276	$ 3,418,165	$ 2,340,297	$—	$149,745	$17,887,889
Maxim American Century Growth
Portfolio Initial Class	1,196,983	12,059,970	713,046	966,021	52,594	27,266	12,951,363
Maxim Federated Bond Portfolio
Initial Class	910,366	9,274,840	1,912,492	1,319,797	63,629	122,202	9,950,303
Maxim Goldman Sachs MidCap Value
Portfolio
Initial Class	1,215,673	11,783,913	975,708	646,922	225,834	42,177	12,788,877
Maxim Invesco ADR Portfolio
Initial Class	1,225,191	11,781,863	2,325,704	1,310,900	(81,995)	—	12,766,496
Maxim Invesco Small-Cap Value
Portfolio Initial Class	482,186	4,624,685	461,485	337,363	94,044	8,283	5,048,486
Maxim Janus Large Cap Growth
Portfolio Initial Class	1,549,041	12,125,804	750,070	1,887,444	(425,190)	—	12,888,019
Maxim Loomis Sayles Small-Cap
Value Portfolio Initial Class	237,862	4,629,979	489,642	262,216	97,629	11,332	5,042,668
Maxim MFS International Growth
Portfolio Initial Class	1,253,191	11,839,030	1,643,002	1,311,872	131,939	—	12,795,077
Maxim MFS International Value
Portfolio Initial Class	1,581,026	11,841,185	1,339,856	991,880	132,985	—	12,806,311
Maxim Putnam Equity Income
Portfolio Initial Class	1,661,754	15,852,006	1,617,967	1,258,995	26,495	108,867	17,032,976
Maxim Putnam High Yield Bond
Portfolio Initial Class	750,056	5,575,114	896,169	708,474	(4,315)	155,044	6,000,454
Maxim Small-Cap Growth Portfolio
Initial Class	304,709	5,540,323	557,335	317,112	130,958	—	6,085,036
Maxim T. Rowe Price Equity/Income
Portfolio Initial Class	1,122,297	15,822,344	1,401,158	1,012,069	224,633	157,316	17,115,025
Maxim T. Rowe Price MidCap Growth
Portfolio Initial Class	381,726	6,198,649	462,045	376,983	84,166	—	6,664,939
Maxim Templeton Global Bond
Portfolio Initial Class	1,061,235	9,251,028	1,179,645	775,120	35,022	96,554	10,039,280
Maxim U.S. Government Mortgage
Securities Portfolio Initial Class	796,500	9,270,512	2,067,851	1,429,500	20,135	129,753	9,948,282
Putnam Multi-Cap Value Fund A	1,020,211	11,731,936	1,358,848	800,888	271,430	—	12,711,833

					$1,079,993	$1,008,539	$200,523,314

Maxim Aggressive Profile II Portfolio
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 6/29/2012

Maxim American Century Growth Portfolio Initial Class	4,146,375	$43,414,114	$1,014,139	$3,651,100	$253,911	$94,569	$44,863,782
Maxim Goldman Sachs MidCap Value Portfolio Initial Class	4,651,306	46,976,946	1,215,462	2,727,895	107,766	161,699	48,931,740
Maxim Invesco ADR Portfolio Initial Class	4,609,499	46,119,244	4,515,600	3,214,459	(1,045,434)	—	48,030,978
Maxim Invesco Small-Cap Value Portfolio Initial Class	2,041,182	20,374,959	811,061	846,443	686,109	35,023	21,371,177
Maxim Janus Large Cap Growth Portfolio Initial Class	5,368,312	43,522,676	1,256,172	7,235,753	(1,753,023)	—	44,664,356
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	1,006,932	20,422,425	1,100,747	1,204,831	209,609	47,701	21,346,948
Maxim MFS International Growth Portfolio Initial Class	4,705,276	46,133,748	2,259,388	3,923,064	(638,733)	—	48,040,872
Maxim MFS International Value Portfolio Initial Class	5,941,602	46,160,525	3,144,277	2,746,905	1,311,832	—	48,126,980
Maxim Putnam Equity Income Portfolio Initial Class	5,186,791	51,307,676	2,115,729	2,958,597	72,912	341,955	53,164,611
Maxim Small-Cap Growth Portfolio Initial Class	1,339,630	25,326,237	1,210,922	1,584,269	181,566	—	26,752,408
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	3,495,283	51,285,012	1,912,307	4,114,707	(574,055)	493,861	53,303,066
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	1,414,610	23,892,876	673,275	807,241	855,725	—	24,699,084
Putnam Multi-Cap Value Fund A	3,918,377	46,926,211	2,046,559	2,900,376	39,182	—	48,822,972

					$(292,633)	$1,174,808	$532,118,974

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim Conservative Profile II Portfolio	$47,728,601	$27,034,828
Maxim Moderately Conservative Profile II Portfolio	11,823,709	6,756,867
Maxim Moderate Profile II Portfolio	78,715,332	72,637,369
Maxim Moderately Aggressive Profile II Portfolio	23,570,191	19,133,844
Maxim Aggressive Profile II Portfolio	23,275,637	37,623,006

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 29, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Maxim Conservative Profile II Portfolio	$322,139,443	$13,343,053	$ (7,301,343)	$6,041,710
Maxim Moderately Conservative Profile II Portfolio	70,306,092	2,627,314	(2,013,528)	613,786
Maxim Moderate Profile II Portfolio	861,336,219	81,031,705	(29,527,540)	51,504,165
Maxim Moderately Aggressive Profile II Portfolio	194,900,870	12,150,203	(6,527,759)	5,622,444
Maxim Aggressive Profile II Portfolio	496,054,956	72,973,169	(36,909,151)	36,064,018

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of Maxim Aggressive Profile II Portfolio, Maxim Moderately Aggressive Profile II Portfolio, Maxim Moderate Profile II Portfolio, Maxim Moderately Conservative Profile II Portfolio and Maxim Conservative Profile II Portfolio (collectively, the “Portfolios”) in accordance with their investment objectives, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM. Among other things, the Board considered MCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the MCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of MCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of MCM’s communications with the Board, as well as the MCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM.

Investment Performance

The Board considered the investment performance of the Portfolios. The Board reviewed performance information for the Portfolios as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolios, the Board noted how the Portfolio’s Initial Class performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. For the Maxim Aggressive Profile II Portfolio, the Board noted that, although the Portfolio underperformed its peer group for the one- and five-year annualized periods, it outperformed its peer group for the three- and ten-year annualized periods. For the Maxim Moderately Aggressive Profile II Portfolio, the Board noted that the Portfolio outperformed its peer group for each of the one-, three-, five- and ten-year annualized periods. For the Maxim Moderate Profile II Portfolio, the Board noted that, although the Portfolio underperformed its peer group for the one- and three-year annualized periods, the Portfolio outperformed its peer group for the five- and ten-year annualized periods. For the Maxim Moderately Conservative Profile II Portfolio, the Board noted that, although the Portfolio underperformed its peer group for the three-year annualized period, it outperformed its peer group for the one-, five- and ten-year annualized periods. For the Maxim Conservative Profile II Portfolio, the Board noted that, although the Portfolio underperformed its peer group for the one- and three-year annualized periods, it outperformed its peer group for the five- and ten-year annualized periods. The Board determined that it was satisfied with the investment performance of the Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios. In evaluating the management fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable.

Based on the information provided, the Board noted that the Portfolios’ Initial Class and Class L management fees were comparable or lower than the management fees paid by similar funds. The Board also noted that the total annual operating expense ratios of the Portfolios were at the lower end or generally comparable to the annual expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Portfolios, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM from its relationship with the Portfolios as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolios by an affiliate of MCM. The Board took into account the fact that the Portfolios are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management fees were reasonable, taking into account any ancillary benefits derived by MCM.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)             (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer and Treasurer

Date:	August 28, 2012